Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2017
Registrant Name	CITIZENSSELECT FUNDS
Central Index Key	0001167368
Amendment Flag	false
Document Creation Date	Aug. 25, 2017
Document Effective Date	Sep. 01, 2017
Prospectus Date	Sep. 01, 2017
Dreyfus Prime Money Market Fund | Class A
Prospectus:
Trading Symbol	CZEXX